Ordinary Shares	6 Months Ended
Jun. 30, 2026
Ordinary Shares [Abstract]
ORDINARY SHARES

6. ORDINARY SHARES

In 2025, the Company issued 16,604,696 Class A ordinary shares for RMB 1.1 billion (US$156.1 million) to new investors. Certain creditors of the Company converted RMB98.4 million (US$14.0 million) owed by the Company into 3,526,755 Class A ordinary shares.

In the first half of 2026, the Company issued 5,627,871 Class A ordinary shares for RMB 95.4 million (US$14.1 million) to new investors. The holder of the convertible preferred shares converted RMB230.5 million (US$34.0 million) into 9,924,598 Class A ordinary shares. Certain creditors of the Company converted RMB18.3 million (US$2.7 million) into 1,488,457 Class A ordinary shares. The Company issued 5,305,061 Class A ordinary shares for exercise of warrants by the managements and directors of the Company.

As of December 31, 2025, the number of Company’s authorized Class A ordinary shares were 200,000,000 with par value of US$0.4 per share; and the number of Class A ordinary shares issued and outstanding was 23,281,620.

As of June 30, 2026, the number of Company’s authorized Class A ordinary shares were 200,000,000 with par value of US$0.4 per share; and the number of Class A ordinary shares issued and outstanding was 45,627,607.

In May 2019, the Company issued 875,000 Class B ordinary shares to the Founder for a total cash consideration of US$1.0. The shareholder of Class B ordinary shares shall be entitled to ten votes for each share and only held by the Founder, not be entitled to dividends and distributions of the Company, and not be transferable, convertible or redeemable by the Company. Each Class B ordinary share shall automatically be cancelled by the Company immediately upon the consummation of a qualified IPO or the occurrence of any liquidation event. In November 2023, the Company has waived the provision of Memorandum and Articles of Association to allow the redesignation of all of the issued and outstanding Class B ordinary shares with such the rights, preferences and privileges and the authorized Class B Ordinary shares would be 875,000 as of December 31, 2023. In April 2025, the Company issued 875,000 Class B ordinary shares to the Founder for a total cash consideration of US$0.1 million. As of December 31, 2025, the number of Class B ordinary shares issued and outstanding was 1,750,000. The Company did not issue any Class B ordinary shares during the period of six months in 2026.